Related Party Transactions - Summary of Executive Directors Remuneration (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Executive directors salary	£ 1,984	£ 1,935	£ 1,889
Executive directors benefits	101	99	101
Executive directors annual incentive	3,038	3,033	1,964
Executive directors cost of share based remuneration	7,343	7,003	8,205
Executive directors cost of pension provision	725	741	983
Total executive directors	£ 13,191	£ 12,811	£ 13,142